3. SIGNIFICANT ACCOUNTING POLICIES: Right of Use (ROU) Asset: Schedule of Right of Use (ROU) Asset (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
ROU asset	$ 279,072	$ 279,072
ROU Asset, Amortization	(68,512)	(28,585)
ROU Asset, Net	$ 210,560	$ 250,487